CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (60,077)	$ (75,023)
Other comprehensive income:
Foreign currency translation adjustment	8,856	(5,936)
Other comprehensive income (loss)	8,856	(5,936)
Comprehensive loss	(51,221)	(80,959)
Less: comprehensive loss attributable to non-controlling interest	(12)	(27)
Comprehensive loss attributable to ReneSola Ltd	$ (51,209)	$ (80,932)